RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021
Related Party Transaction
Total	¥ 37,942		¥ 58,125
Allowance for doubtful account	17,560		29,998
Due from related parties, net	¥ 20,382	$ 2,839	¥ 28,127
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Seed sales	¥ 839	$ 117	¥ 619
Advances for purchases raw materials	71,617	$ 9,975	20,022
Linze Origin Seeds Ltd
Related Party Transaction
Total	45		45
Beijing Shihui
Related Party Transaction
Total	17,060		29,998
Shareholders
Related Party Transaction
Total	5,336		9,165
Seed sales	15
Advances for business use	4,421
Advances for purchases raw materials	900
Henan Yingde Agricultural Ltd.
Related Party Transaction
Total			11,529
Beijing Liantaide
Related Party Transaction
Total	9,046		7,466
Advances for purchases raw materials	9,046
Beijing Origin
Related Party Transaction
Total	450
The Company's Chairman
Related Party Transaction
Total	5,999
The Close family of the Company's Chairman
Related Party Transaction
Total	¥ 6		¥ 6